Debt and Capital Lease Obligations (Principal Payments on Long-Term Debt) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Finance Obligations Under Sale Leaseback [Member]
Debt Instrument [Line Items]
Long Term Debt Maturities Repayments Of Principal Total	$ 2,430,500,000
Solar Energy [Member]
Debt Instrument [Line Items]
Other System Financing transactions	121,900,000	119,700,000
Solar Energy [Member] | Other System Financing [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	18,400,000
Long-term Debt, Excluding Current Maturities	$ 103,500,000